Intangible assets, airport concessions and goodwill - Net: - CGU with a significant amount of goodwill (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Colombia (Airplan)
Disclosure by geographical areas:
Discount rate	15.31%	8.57%
Operating costs and expenses annual average	4.00%	3.00%
Passenger growth rate in the recovery period of each CGU.	56.80%	18.96%	149.80%
Recovery period (years)	0 years	1 year
Average growth rate of passengers in the period
After the recovery of passengers for each CGU	4.79%	4.90%
Hierarchy level of the fair value of the recoverable value of the CGU	3	3
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Discount rate	10.21%	9.26%
Operating costs and expenses annual average	3.90%	3.00%
Passenger growth rate in the recovery period of each CGU.	6.50%	99.90%
Recovery period (years)	0 years	0 years
Average growth rate of passengers in the period
After the recovery of passengers for each CGU	2.50%	1.70%
Hierarchy level of the fair value of the recoverable value of the CGU	3	3
Mexico
Disclosure by geographical areas:
Passenger growth rate in the recovery period of each CGU.	35.00%	76.30%